STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments at fair value (Note 3)	$ 1,378,030,090	$ 1,186,888,471
Investment at contract value (Note 4)	156,471,179	143,558,657
Company contributions receivable	1,241,410	1,100,484
Notes receivable from participants		25,114,601
NET ASSETS AVAILABLE FOR BENEFITS	$ 1,560,549,186	$ 1,356,662,213